STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 10,821	$ 185,218	$ (178,083)	$ 17,956
Balance (in Shares) at Dec. 31, 2009	10,820,600
Net loss for the year			(17,616)	(17,616)
Balance at Dec. 31, 2010	10,821	185,218	(195,699)	340
Balance (in Shares) at Dec. 31, 2010	10,820,600
Net loss for the year			(30,489)	(30,489)
Balance at Dec. 31, 2011	$ 10,821	$ 185,218	$ (226,188)	$ (30,149)
Balance (in Shares) at Dec. 31, 2011	10,820,600